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						Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933


                                                               April 1, 2017

                                 Pioneer Funds

          Supplement to the Prospectus and Summary Prospectus, as in effect and as may be amended from time to time, for:

Fund                                            Date of Prospectus
----                                            ------------------
Pioneer AMT-Free Municipal Fund                 May 1, 2016
Pioneer Bond Fund                               April 1, 2017
Pioneer Classic Balanced Fund                   December 1, 2016
Pioneer Core Equity Fund                        May 1, 2016
Pioneer Disciplined Growth Fund                 December 31, 2016
Pioneer Disciplined Value Fund                  December 31, 2016
Pioneer Dynamic Credit Fund                     August 1, 2016
Pioneer Emerging Markets Fund                   April 1, 2017
Pioneer Equity Income Fund                      March 1, 2017
Pioneer Flexible Opportunities Fund             March 1, 2017
Pioneer Floating Rate Fund                      March 1, 2017
Pioneer Fund                                    May 1, 2016
Pioneer Fundamental Growth Fund                 February 3, 2017
Pioneer Global Equity Fund                      April 1, 2017
Pioneer Global High Yield Fund                  March 1, 2017
Pioneer Global Multisector Income Fund          March 1, 2017
Pioneer High Income Municipal Fund              December 31, 2016
Pioneer High Yield Fund                         March 1, 2017
Pioneer ILS Interval Fund                       March 1, 2017
Pioneer International Equity Fund               April 1, 2017
Pioneer Mid Cap Value Fund                      March 1, 2017
Pioneer Multi-Asset Income Fund                 April 1, 2017
Pioneer Multi-Asset Ultrashort Income Fund      August 1, 2016
Pioneer Real Estate Shares                      May 1, 2016
Pioneer Select Mid Cap Growth Fund              April 1, 2017
Pioneer Short Term Income Fund                  December 31, 2016
Pioneer Solutions - Balanced Fund               December 1, 2016
Pioneer Solutions - Conservative Fund           December 1, 2016
Pioneer Solutions - Growth Fund                 December 1, 2016
Pioneer Strategic Income Fund                   April 1, 2017
Pioneer U.S. Government Money Market Fund       May 1, 2016

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Pioneer Investment Management, Inc. (the "Adviser"), each fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On December 12, 2016, UniCredit announced that it has entered into a binding agreement for the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). Amundi is headquartered in Paris, France, and, as of December 31, 2016, had more than $1.1 trillion in assets under management worldwide. The closing of the Transaction is expected to happen in 2017, subject to certain regulatory and antitrust approvals, and other conditions.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each fund's current investment advisory agreement with the Adviser to terminate. Accordingly, each fund's Board of Trustees has approved a new investment advisory agreement for the fund, which will be submitted to the shareholders of the fund for their approval.



                                                                  30106-00-0417
                                       (C) 2017 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC